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                                      NACo
                                    VARIABLE
                                    ACCOUNT

                                     [LOGO]

                                 ANNUAL REPORT
                                       TO
                     PARTICIPANTS AND RETIRED PARTICIPANTS
                               DECEMBER 31, 1996


                       NATIONWIDE LIFE INSURANCE COMPANY
                          HOME OFFICE: COLUMBUS, OHIO


                                                                 [LOGO]

APO-2278-K (12/96)


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                                     [LOGO]
                       NATIONWIDE LIFE INSURANCE COMPANY
                   ONE NATIONWIDE PLAZA, COLUMBUS, OHIO 43215

                                    [PHOTO]

                              PRESIDENT'S MESSAGE

On behalf of Nationwide Life Insurance Company, we are pleased to bring you the 1996 annual report of the NACo Variable Account.

The U.S. economy is enjoying the rewards of a stable political system and a globally competitive business sector. These good times will last, although not all years will show the stellar performance of the last two years. 1997 may be the year in which normalcy will return.

The economic expansion has lasted six years already, and all resources are more or less fully employed. The job market in particular is showing some strains, and wages are rising a bit faster than before. Also, the competitive pressures from abroad are increasing due to a sharp rise in the exchange value of our currency. Business will be hard pressed under those conditions to continue showing above-average profit increases. For the economy as a whole, inflation has hit the low point in this business cycle and will slowly but surely be a more important variable for monetary policy.

In the last few years, and especially in 1996, our economy expanded faster than the natural rate of growth. This cannot continue without creating bottlenecks that in turn induce price increases. Either the economy will slow under its own weight or the Federal Reserve will have to step in. Some indicators point to a softening of business activity. But whether this is enough will be a close call.

Again, the long-term trend is very positive for the U.S., its business activity, and its financial markets. However, 1997 might turn out to have some more surprises than anticipated right now.

                              /s/ JOSEPH J. GASPER

                                       2


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
Contents

HOW TO READ THE ANNUAL REPORT  ...........................................................    4
     Explanation on how to read and understand
     the various financial reports


FUND PERFORMANCES ........................................................................    5

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS' EQUITY .............................    7


STATEMENTS OF OPERATIONS AND CHANGES
IN CONTRACT OWNERS' EQUITY ...............................................................   13

NOTES TO FINANCIAL STATEMENTS ............................................................   14

SCHEDULES OF CHANGES IN UNIT VALUE .......................................................   17

INDEPENDENT AUDITORS' REPORT .............................................................   23

HOW TO READ THE ANNUAL REPORT

This Annual Report is sent to all customers who own a Nationwide annuity with all or some of the funds in the NACo Variable Account (the Account). The Account is a separate account trust which offers investment options in twenty-eight mutual funds from sixteen mutual fund houses.

The Annual Report has three major financial sections.

Statement of Assets, Liabilities and Contract Owners' Equity

This statement, beginning on page 7, lists all the funds in the Account, the number of shares owned, the amount paid for the shares (i.e., cost) and their market value on December 31, 1996. The funds are presented in alphabetical order. The market value of the assets change as the underlying mutual fund shares change in value. As contract owners make exchanges between the funds, the number of shares in each fund increases and decreases. When money is deposited (withdrawn) by contract owners, shares of the mutual funds are bought
(sold) by the Account. The total market value of the funds is equal to the Total investments.

Accounts receivable, if applicable, is an asset of the Account for money market fund shares or reinvested dividend shares added to the contract owners' accounts, but not yet added to Total investments. Total investments plus Accounts receivable equals Total assets.

Accounts payable, if applicable, is a liability of the Account for money market fund shares deducted from the contract owners' accounts, but not yet deducted from Total investments.

Total assets minus Accounts payable equals Contract owners' equity. For a summary of Contract owners' equity by fund series turn to page 9.

Statements of Operations and Changes in Contract Owners' Equity

These statements, found on page 13, show the activity in the Account for the periods stated herein.

The Investment activity section shows the changes in unrealized gain (loss) of the mutual funds in the Account, realized gain (loss) as shares of the funds are bought (sold), mortality, expense and administration charges which are assessed through the daily unit value calculations, and dividends and capital gains earnings from the underlying mutual funds.

The Equity transactions section illustrates the receipt of purchase payments by the Account as new contracts are sold, existing contract owners deposit additional funds; and deductions from the Account when money is withdrawn, contracts are canceled, annuity benefits are paid, and annual contract maintenance charges and contingent deferred sales charges are assessed.

Net change in contract owners' equity equals Investment activity plus Equity transactions.

The Contract owners' equity at the beginning of the period plus the Net change in contract owners' equity equals the Contract owners' equity at the end of the period. Contract owners' equity at the end of the calendar year will equal the Contract owners' equity at the beginning of the next year.

Schedules Of Changes In Unit Value

As a contract owner, you invest in the mutual funds offered in your annuity contract. However, you do not buy shares of the mutual fund. Instead, the Account buys shares of the fund and you in turn purchase units of the Account. The number of units you own will not change unless you contribute to or withdraw money from your account. The value of your contract can change based on the value of the units you own. For example, if you purchase 100 units at $10 per unit, the value of your contract is $1,000. If the value of the units increases to $12 per unit, your contract value increases to $1,200. Therefore, to determine the value of your account, multiply the number of units of each fund you own by the fund's unit value.

The Schedules of Changes in Unit Value, beginning on page 17, show you the unit value at the beginning of the period and at the end of the period. The percentage increase (decrease) in unit value shows how it changed in value. This is computed by subtracting the beginning unit value from the ending unit value and dividing the difference by the beginning unit value. This can be used as a measure of the performance of the funds over the three annual periods reported.

As you review the following pages of the Annual Report, the Notes to Financial Statements, beginning on page 14, will also help explain and clarify the various statements and schedules.

                                       4

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FUND PERFORMANCES

                AVERAGE ANNUAL TOTAL RETURN: NON-STANDARDIZED++
PERCENT CHANGE IN NET ASSETS WITH CAPITAL GAINS AND INCOME DIVIDENDS REINVESTED

------------------------------------------------------------------------------------------------------------------------
                                                             YEAR         YEAR        3 YEARS       5 YEARS     10 YEARS
                                                             1996         1995       1/1/94 -      1/1/92 -     1/1/87 -
 FUNDS+                                                                              12/31/96      12/31/96     12/31/96
------------------------------------------------------------------------------------------------------------------------
  AGGRESSIVE GROWTH FUNDS
  American Century: Twentieth Century Growth Fund            13.92%        19.21%         9.84%       5.24%       12.75%
  American Century: Twentieth Century Ultra Fund             12.77%        36.38%        13.66%      12.19%       19.02%
  Mass. Investors Growth Stock Fund                          21.67%        27.13%        12.64%      11.31%       13.11%
  Putnam Voyager Fund                                        11.73%        38.83%        15.56%      14.49%       16.42%

  GROWTH FUNDS
  Dreyfus Third Century Fund                                 23.15%        34.53%        14.95%       9.84%       12.45%
  Fidelity Contrafund                                        20.78%        35.00%        16.89%      17.14%       19.14%
  Fidelity Magellan(R) Fund                                  10.63%        35.53%        13.40%      13.80%       15.13%
  Fidelity OTC Portfolio                                     22.56%        36.92%        17.38%      14.62%       15.89%
  MFS(R) Growth Opportunities Fund*                          20.71%        33.22%        15.15%      13.39%       11.79%
  Nationwide(R) Growth Fund*                                 15.59%        27.49%        13.99%      11.45%       11.51%
  Putnam Investors Fund                                      20.25%        36.25%        16.25%      14.41%       13.34%
  Seligman Growth Fund, Inc.                                 19.99%        27.26%        13.30%      11.07%       12.33%

  GROWTH AND INCOME FUNDS
  Evergreen Total Return Fund*                               11.82%        22.70%         8.34%       9.17%        7.66%
  Fidelity Equity-Income Fund                                19.87%        30.57%        15.83%      16.23%       12.40%
  Fidelity Puritan(R) Fund                                   14.06%        20.32%        11.44%      13.75%       11.46%
  Investment Company of America(R)**                         18.22%        29.40%        14.92%      12.20%       12.89%
  Nationwide(R) Fund                                         22.75%        28.76%        16.34%      11.18%       12.92%
  Neuberger & Berman Guardian Fund                           16.76%        30.87%        15.05%      15.23%       14.37%

  INCOME FUNDS
  Bond Fund of America(SM), Inc.**                            5.69%        17.13%         5.21%       7.75%        7.96%
  Fidelity Capital & Income Fund*                            10.34%        15.63%         6.43%      13.60%        9.53%
  MAS Funds-- Fixed Income Portfolio                          6.34%        17.91%         5.51%       7.34%        8.26%
  MFS(R) High Income Fund                                    11.48%        16.04%         7.66%      11.34%        8.37%

  INDEX
  SEI Index Funds S&P 500 Index Portfolio                    21.46%        36.05%        18.24%      13.85%       13.75%

  INTERNATIONAL FUNDS
  T. Rowe Price International Stock Fund(R)                  14.89%        10.34%         7.61%      10.59%       10.13%
  Templeton Foreign Fund                                     16.88%        10.11%         8.56%      11.43%       13.22%

  GOVERNMENT BOND FUND
  Federated U.S. Government Securities Fund                   2.59%        12.49%         3.89%       4.67%        6.19%

  MONEY MARKET FUND
  Nationwide(R) Money Market Fund                             3.98%         4.51%         3.75%       3.01%        4.55%

  U.S. TREASURY MONEY MARKET FUND
  AIM STIT-- Treasury Portfolio                               4.40%         4.94%         4.17%       3.50%        4.99%

  S&P 500 ***                                                21.79%        36.27%        18.54%      14.12%       14.19%
------------------------------------------------------------------------------------------------------------------------


*   These funds are not open to new participation.

** These funds are closed to entities adopting the NACo Public Employees Deferred Compensation Program on or after July 1, 1994.

*** The S & P 500 is a stock market index which assumes investment in the 500 largest available stocks. This unmanaged index is normally used as a comparison or benchmark against equity mutual funds.

+ Funds are neither insured nor guaranteed by the U.S. Government. For the Money Market Fund, there can be no assurance that this fund will be able to maintain a stable net asset value of $1 per share.

++ SEC and NASD regulations require that any reporting of product performance be accompanied by standardized data and the disclosures are on the following page. Please review this information and a product prospectus before investing.


NOTE: The above illustration represents past performance based on a $1,000 hypothetical Investment and reflects the deduction of an actuarial risk fee which is equivalent to 0.95% on an annualized basis. The results shown represent past performance and should not be considered a representation of performance or investor experience of the funds in the future. Investment returns and principal are not guaranteed under these variable options. The unit values at the time of redemption may be worth more or less than their original cost.


For complete information about the options available to you through your deferred compensation program, including charges and expenses, consult your prospectus(es) which are available from your local deferred compensation representative. Please read the prospectus(es) carefully before investing or sending money.


                                           Sources: National Financial Services
                                                    Computer Director Advisors
                                                    Inc.
                                       5

FUND PERFORMANCES

                AVERAGE ANNUAL TOTAL RETURN: STANDARDIZED
PERCENT CHANGE IN NET ASSETS WITH CAPITAL GAINS AND INCOME DIVIDENDS REINVESTED

------------------------------------------------------------------------------------------------------------------------
                                                             YEAR         YEAR       3 YEARS       5 YEARS     10 YEARS
                                                             1996         1995       1/1/94 -      1/1/92 -     1/1/87 -
FUNDS+                                                                              12/31/96      12/31/96     12/31/96
------------------------------------------------------------------------------------------------------------------------
AGGRESSIVE GROWTH FUNDS
American Century: Twentieth Century Growth Fund             9.92%        15.21%         8.72%       4.58%       12.61%
American Century: Twentieth Century Ultra Fund              8.77%        32.38%        12.62%      11.68%       18.93%
Mass. Investors Growth Stock Fund                          17.67%        23.13%        11.58%      10.78%       12.98%
Putnam Voyager Fund                                         7.87%        34.83%        14.56%      14.02%       16.32%

GROWTH FUNDS
Dreyfus Third Century Fund                                 19.15%        30.53%        13.93%       9.29%       12.31%
Fidelity Contrafund                                        16.78%        31.00%        15.90%      16.71%       19.05%
Fidelity Magellan(R) Fund                                   6.63%        31.53%        12.35%      13.32%       15.02%
Fidelity OTC Portfolio                                     18.56%        32.92%        16.41%      14.15%       15.78%
MFS(R) Growth Opportunities Fund*                          16.71%        29.22%        14.13%      12.90%       11.64%
Nationwide(R) Growth Fund*                                 11.59%        23.49%        12.96%      10.93%       11.36%
Putnam Investors Fund                                      16.25%        32.25%        15.26%      13.94%       13.21%
Seligman Growth Fund, Inc.                                 15.99%        23.26%        12.25%      10.54%       12.19%

GROWTH AND INCOME FUNDS
Evergreen Total Return Fund*                                7.82%        18.70%         7.20%       8.60%        7.45%
Fidelity Equity-Income Fund                                15.87%        26.57%        14.83%      15.79%       12.26%
Fidelity Puritan(R) Fund                                   10.06%        16.32%        10.35%      13.26%       11.31%
Investment Company of America(R)**                         14.22%        25.40%        13.90%      11.69%       12.75%
Nationwide(R) Fund                                         18.75%        24.76%        15.35%      10.65%       12.79%
Neuberger & Berman Fund Guardian Fund                      12.76%        26.87%        14.03%      14.78%       14.25%

INCOME FUNDS
Bond Fund of America, Inc.(SM)**                            1.69%        13.13%         3.99%       7.15%        7.76%
Fidelity Capital & Income Fund*                             6.34%        11.63%         5.24%      13.11%        9.35%
MAS Funds-- Fixed Income Portfolio                          2.34%        13.91%         4.29%       6.73%        8.06%
MFS(R) High Income Fund                                     7.48%        12.04%         6.49%      10.81%        8.17%

INDEX FUND
SEI Index Funds S & P 500 Index Portfolio                  17.46%        32.05%        17.28%      13.37%       13.63%

INTERNATIONAL FUNDS
T. Rowe Price International Stock Fund(R)                  10.89%         6.34%         6.45%      10.05%        9.96%
Templeton Foreign Fund                                     12.88%         6.11%         7.42%      10.91%       13.09%

GOVERNMENT BOND FUND
Federated U.S. Government Securities Fund                  -1.41%         8.49%         2.64%       3.99%        5.95%

MONEY MARKET FUND
Nationwide(R) Money Market Fund                            -0.02%         0.51%         2.49%       2.29%        4.28%

U.S. TREASURY MONEY MARKET FUND
AIM STIT-- Treasury Portfolio                               0.40%         0.94%         2.92%       2.79%        4.73%
------------------------------------------------------------------------------------------------------------------------

*   These funds are not open to new participation.

** These funds are closed to entities adopting the NACo Public Employees Deferred Compensation Program on or after July 1, 1994.

+ Funds are neither insured nor guaranteed by the U.S. Government. For the Money Market Fund, there can be no assurance that this fund will be able to maintain a stable net asset value of $1 per share.

NOTE: The above illustration represents past fund performance based on a $1,000 hypothetical Investment. The performance figures reflect the deduction of a 0.95% annual asset fee and the maximum contingent deferred sales charge that would apply only in the event that this Variable Annuity contract is terminated by your employer.

Investment principal and investment returns are not guaranteed under these variable options. Unit values at the time of redemption may be worth more or less than their original cost. The results shown above should not be considered a representation of performance or investor experience of the funds in the future.

For complete information about the options available to you through your deferred compensation program, including charges and expenses, consult your prospectus(es) which are available from your local deferred compensation representative. Please read the prospectus(es) carefully before investing or sending money.

--------------------------------------------------------------------------------

                             NACo VARIABLE ACCOUNT
          STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS' EQUITY

                               DECEMBER 31, 1996

Assets:
   Investments at market value:
      American Century: Twentieth Century Growth Fund (ACTCGro)
         6,884,285 shares (cost $149,244,925)                                        $   150,628,164
      American Century: Twentieth Century Ultra Fund (ACTCUltra)
         5,327,372 shares (cost $130,695,514)                                            149,645,871
      The Bond Fund of America(SM), Inc. (BdFdAm)
         1,016,897 shares (cost $13,653,782)                                              13,982,334
      The Dreyfus Third Century Fund, Inc. (Dry3dCen)
         3,432,673 shares (cost $28,247,122)                                              30,276,176
      The Evergreen Total Return Fund - Class Y (EvTotRet)
         207,231 shares (cost $4,106,475)                                                  4,420,233
      Federated U.S. Government Securities Fund: 2-5 Years -
         Institutional shares (FedUSGvt)
         332,140 shares (cost $3,485,635)                                                  3,484,151
      Fidelity Capital & Income Fund (FidCapInc)
         318,077 shares (cost $2,547,163)                                                  2,977,198
      Fidelity Contrafund (FidContr)
         4,600,210 shares (cost $162,640,226)                                            193,898,837
      Fidelity Equity-Income Fund (FidEqInc)
         5,905,088 shares (cost $186,061,700)                                            252,914,905
      Fidelity Magellan(R) Fund (FidMgln)
         1,190,655 shares (cost $90,914,716)                                              96,026,302
      Fidelity OTC Portfolio (FidOTC)
         431,672 shares (cost $14,049,990)                                                14,120,007
      Fidelity Puritan Fund(R) (FidPurtn)
         1,252,442 shares (cost $20,462,880)                                              21,592,100
      The Investment Company of America(R) (InvCoAm)
         1,969,367 shares (cost $39,841,359)                                              47,717,762
      MAS Funds - Fixed Income Portfolio (MASFIP)
         132,728 shares (cost $1,559,552)                                                  1,559,558
      MFS(R) Growth Opportunities Fund - Class A (MFSGrOpp)
         1,055,763 shares (cost $11,743,867)                                              13,693,244
      MFS(R) High Income Fund - Class A (MFSHiInc)
         2,069,385 shares (cost $10,676,281)                                              11,050,514
      Massachusetts Investors Growth Stock Fund - Class A (MFSGrStk)
         1,125,406 shares (cost $12,499,820)                                              11,231,548
      Nationwide(R) Fund (NWFund)
         2,200,968 shares (cost $36,736,098)                                              44,459,563
      Nationwide(R) Growth Fund (NWGroFd)
         541,095 shares (cost $6,019,590)                                                  7,196,565
      Nationwide(R) Money Market Fund (NWMyMkt)
         50,966,370 shares (cost $50,966,370)                                             50,966,370

      Neuberger & Berman Guardian Fund (NBGuard)
         854,897 shares (cost $20,470,193)                                                                      21,911,015
      Putnam Investors Fund - Class A (PutInvFd)
         3,887,509 shares (cost $33,442,764)                                                                    35,803,961
      Putnam Voyager Fund - Class A (PutVoyFd)
         8,507,880 shares (cost $119,387,857)                                                                  137,147,025
      SEI Index Funds -- S&P 500 Index Portfolio (SEI500lx)
         448,612 shares (cost $10,117,146)                                                                      10,582,747
      Seligman Growth Fund, Inc. -- Class A (SelGroFd)
         1,441,764 shares (cost $7,877,364)                                                                      8,434,321
      Short-Term Investments Trust -- Treasury Portfolio - Institutional Class (AIMTreas) 2,686,768 shares
         (cost $2,686,768)                                                                                       2,686,768
      T. Rowe Price International Funds, Inc. - International Stock Fund(R) (TRIntStk) 1,842,391 shares
         (cost $23,980,568)                                                                                     25,424,994
      Templeton Foreign Fund - Class I (TemForFd)
         3,185,558 shares (cost $30,332,897)                                                                    33,002,383
                                                                                                           ---------------
           Total investments                                                                                 1,396,834,616
   Accounts receivable                                                                                           9,992,675
                                                                                                           ---------------
           Total assets                                                                                      1,406,827,291
Accounts payable                                                                                                   293,646
                                                                                                           ---------------
Contract owners' equity                                                                                    $ 1,406,533,645
                                                                                                           ===============

Contract owners' equity represented by:

TIER I                                                                    UNITS            UNIT VALUE
-----------------------------------------------------------------------------------------------------
   American Century: Twentieth Century Growth Fund                      15,929,074         $ 4.562802        $ 72,681,211
   American Century: Twentieth Century Ultra Fund                       51,280,940           1.424846          73,067,442
   The Bond Fund of America(SM), Inc.                                    3,393,296           2.155739           7,315,061
   The Dreyfus Third Century Fund, Inc.                                  5,449,596           2.756438          15,021,473
   The Evergreen Total Return Fund - Class Y                             1,070,229           1.947502           2,084,273
   Federated U.S. Government Securities Fund: 2-5 Years -
      Institutional Shares                                               1,296,431           1.226751           1,590,398
   Fidelity Capital & Income Fund                                          294,263           4.096488           1,205,445
   Fidelity Contrafund                                                  63,488,282           1.588961         100,880,404
   Fidelity Equity-Income Fund                                          21,843,280           5.359692         117,073,253
   Fidelity Magellan(R) Fund                                            35,450,214           1.439440          51,028,456
   Fidelity OTC Portfolio                                                4,002,730           1.680710           6,727,428
   Fidelity Puritan(R) Fund                                              8,701,486           1.317344          11,462,850
   The Investment Company of America(R)                                 14,871,400           1.771097          26,338,692
   MAS Funds - Fixed Income Portfolio                                      554,865           1.229760             682,351
   MFS(R) Growth Opportunities Fund - Class A                            1,022,657           7.380232           7,547,446
   MFS(R) High Income Fund - Class A                                     1,009,326           5.518160           5,569,622
   Massachusetts Investors Growth Stock Fund - Class A                     491,538          10.880822           5,348,337
   Nationwide(R) Fund                                                    1,456,965          14.964379          21,802,576
   Nationwide(R) Growth Fund                                             1,157,824           3.083008           3,569,581
   Nationwide(R) Money Market Fund                                       6,821,937           2.884848          19,680,251
   Neuberger & Berman Guardian Fund                                      6,973,153           1.460410          10,183,662
   Putnam Investors Fund - Class A                                       1,545,059          13.594501          21,004,306
   Putnam Voyager Fund - Class A                                        22,936,312           3.074879          70,526,384
   SEI Index Funds - S & P 500 Index Portfolio                           4,129,102           1.139331           4,704,414
   Seligman Growth Fund, Inc. - Class A.                                   381,977          10.720312           4,094,913
   Short-Term Investments Trust -- Treasury Portfolio --
      Institutional Class                                                1,151,812           1.168909           1,346,363
   T. Rowe Price International Funds, Inc. -
      International Stock Fund(R)                                        9,304,599           1.178559          10,966,019
   Templeton Foreign Fund - Class I                                     13,461,397           1.215580          16,363,405
                                                                        ==========          =========       -------------
      Sub-Total Tier I                                                                                      $ 689,866,016
                                                                                                            -------------

TIER II                                                                 UNITS              UNIT VALUE
-----------------------------------------------------------------------------------------------------
   American Century: Twentieth Century Growth Fund                       6,416,724         $ 4.564331        $ 29,288,052
   American Century: Twentieth Century Ultra Fund                       17,364,360           1.425323          24,749,822
   The Bond Fund of America(SM), Inc.                                    1,041,402           2.156482           2,245,765
   The Dreyfus Third Century Fund, Inc.                                  1,806,885           2.757360           4,982,232
   The Evergreen Total Return Fund - Class Y                               267,437           1.948154             521,008
   Federated U.S. Government Securities Fund: 2-5 Years -
      Institutional Shares                                                 431,282           1.227166             529,255
   Fidelity Capital & Income Fund                                           76,382           4.097872             313,004
   Fidelity Contrafund                                                  22,719,185           1.589493          36,111,986
   Fidelity Equity-Income Fund                                           7,437,534           5.361485          39,876,227
   Fidelity Magellan(R) Fund                                            12,036,679           1.439922          17,331,879
   Fidelity OTC Portfolio                                                1,269,335           1.681272           2,134,097
   Fidelity Puritan(R) Fund                                              3,037,801           1.317785           4,003,169
   The Investment Company of America(R)                                  5,329,249           1.771690           9,441,777
   MAS Funds - Fixed Income Portfolio                                      236,446           1.230172             290,869
   MFS(R) Growth Opportunities Fund - Class A                              323,628           7.382705           2,389,250
   MFS(R) High Income Fund - Class A                                       244,640           5.520025           1,350,419
   Massachusetts Investors Growth Stock Fund - Class A                     155,643          10.884466           1,694,091
   Nationwide(R) Fund                                                      557,908          14.969386           8,351,540
   Nationwide(R) Growth Fund                                               507,782           3.084040           1,566,020
   Nationwide(R) Money Market Fund                                       2,854,818           2.885823           8,238,499
   Neuberger & Berman Guardian Fund                                      2,513,725           1.460899           3,672,298
   Putnam Investors Fund - Class A                                         371,840          13.599051           5,056,671
   Putnam Voyager Fund - Class A                                         7,518,991           3.075909          23,127,732
   SEI Index Funds - S & P 500 Index Portfolio                           1,547,081           1.139711           1,763,225
   Seligman Growth Fund, Inc. - Class A.                                     90,771          10.723901             973,419
   Short-Term Investments Trust - Treasury Portfolio -
      Institutional Class                                                  201,261           1.169304             235,335
   T. Rowe Price International Funds, Inc. -
      International Stock Fund(R)                                        3,705,323           1.178953           4,368,402
   Templeton Foreign Fund - Class I                                      5,803,820           1.215987           7,057,370
                                                                        ==========          =========       -------------
      Sub-Total Tier II                                                                                     $ 241,663,413
                                                                                                            -------------

TIER III                                                                UNITS              UNIT VALUE
-----------------------------------------------------------------------------------------------------
   American Century: Twentieth Century Growth Fund                       3,952,718         $ 4.567388        $ 18,053,597
   American Century: Twentieth Century Ultra Fund                       11,724,488           1.426278          16,722,379
   The Bond Fund of America(SM), Inc.                                      737,276           2.157968           1,591,018
   The Dreyfus Third Century Fund, Inc.                                  1,075,140           2.759207           2,966,534
   The Evergreen Total Return Fund - Class Y                               303,775           1.949458             592,197
   Federated U.S. Government Securities Fund: 2-5 Years -
      Institutional Shares                                                 184,497           1.227995             226,561
   Fidelity Capital & Income Fund                                          203,017           4.100640             832,500
   Fidelity Contrafund                                                  13,966,075           1.590557          22,213,838
   Fidelity Equity-Income Fund                                           6,668,170           5.365074          35,775,225
   Fidelity Magellan(R) Fund                                             6,812,829           1.440886           9,816,510
   Fidelity OTC Portfolio                                                  886,668           1.682398           1,491,728
   Fidelity Puritan(R) Fund                                              1,390,626           1.318667           1,833,773
   The Investment Company of America(R)                                  2,306,070           1.772876           4,088,376
   MAS Funds - Fixed Income Portfolio                                      116,525           1.230995             143,442
   MFS(R) Growth Opportunities Fund - Class A                              330,931           7.387651           2,444,803
   MFS(R) High Income Fund - Class A                                       252,930           5.523753           1,397,123
   Massachusetts Investors Growth Stock Fund - Class A                     136,164          10.891758           1,483,065
   Nationwide(R) Fund                                                      289,479          14.979404           4,336,223
   Nationwide(R) Growth Fund                                               133,215           3.086105             411,115
   Nationwide(R) Money Market Fund                                       1,754,115           2.887772           5,065,484
   Neuberger & Berman Guardian Fund                                      1,655,042           1.461877           2,419,468
   Putnam Investors Fund - Class A                                         239,486          13.608156           3,258,963
   Putnam Voyager Fund - Class A                                         4,941,310           3.077970          15,209,204
   SEI Index Funds - S & P 500 Index Portfolio                           1,023,459           1.140471           1,167,225
   Seligman Growth Fund, Inc. - Class A.                                    107,031          10.731082           1,148,558
   Short-Term Investments Trust  -- Treasury Portfolio -
      Institutional Class                                                  394,386           1.170093             461,468
   T. Rowe Price International Funds, Inc.--
      International Stock Fund(R)                                        2,213,126           1.179742           2,610,918
   Templeton Foreign Fund - Class I                                      2,314,772           1.216800           2,816,615
                                                                        ==========          =========       -------------
      Sub-Total Tier III                                                                                    $ 160,577,910
                                                                                                            -------------

TIER IV                                                                 UNITS              UNIT VALUE
-----------------------------------------------------------------------------------------------------
   American Century: Twentieth Century Growth Fund                       6,694,438         $ 4.570448       $  30,596,581
   American Century: Twentieth Century Ultra Fund                       24,600,287           1.427234          35,110,366
   The Bond Fund of America(SM), Inc.                                    1,310,545           2.159454           2,830,062
   The Dreyfus Third Century Fund, Inc.                                  2,645,579           2.761054           7,304,586
   The Evergreen Total Return Fund - Class Y                               626,778           1.950763           1,222,695
   Federated U.S. Government Securities Fund: 2-5 Years -
      Institutional Shares                                                 925,850           1.228823           1,137,706
   Fidelity Capital & Income Fund                                          152,550           4.103407             625,975
   Fidelity Contrafund                                                  26,974,645           1.591621          42,933,411
   Fidelity Equity-Income Fund                                          11,209,254           5.368665          60,178,730
   Fidelity Magellan(R) Fund                                            12,376,864           1.441850          17,845,581
   Fidelity OTC Portfolio                                                2,239,000           1.683525           3,769,412
   Fidelity Puritan(R) Fund                                              3,250,797           1.319550           4,289,589
   The Investment Company of America(R)                                  4,423,281           1.774063           7,847,179
   MAS Funds - Fixed Income Portfolio                                      359,528           1.231819             442,873
   MFS(R) Growth Opportunities Fund - Class A                              399,976           7.392601           2,956,863
   MFS(R) High Income Fund - Class A                                       494,287           5.527479           2,732,161
   Massachusetts Investors Growth Stock Fund - Class A                     248,216          10.899055           2,705,320
   Nationwide(R) Fund                                                      664,951          14.989429           9,967,236
   Nationwide(R) Growth Fund                                               534,141           3.088171           1,649,519
   Nationwide(R) Money Market Fund                                       6,170,419           2.889720          17,830,783
   Neuberger & Berman Guardian Fund                                      3,851,735           1.462856           5,634,534
   Putnam Investors Fund - Class A                                         476,103          13.617267           6,483,222
   Putnam Voyager Fund - Class A                                         9,182,389           3.080033          28,282,061
   SEI Index Funds - S & P 500 Index Portfolio                           2,582,625           1.141231           2,947,372
   Seligman Growth Fund, Inc - Class A.                                    206,422          10.738267           2,216,615
   Short-Term Investments Trust - Treasury Portfolio -
      Institutional Class                                                  549,456           1.170883             643,349
   T. Rowe Price International Funds, Inc. -
      International Stock Fund(R)                                        6,337,264           1.180532           7,481,343
   Templeton Foreign Fund - Class I                                      5,552,808           1.217615           6,761,182
                                                                        ==========          =========     ---------------
      Sub-Total Tier IV                                                                                   $   314,426,306
                                                                                                          ---------------
   Total Contract Owners' Equity                                                                          $ 1,406,533,645
                                                                                                          ===============

See accompanying notes to financial statements.
--------------------------------------------------------------------------------

                             NACo VARIABLE ACCOUNT

        STATEMENTS OF OPERATIONS AND CHANGES IN CONTRACT OWNERS' EQUITY
                  Years Ended December 31, 1996, 1995 and 1994

                                                                           1996              1995             1994
-----------------------------------------------------------------------------------------------------------------------
INVESTMENT ACTIVITY:
   Reinvested capital gains and dividends                            $   96,665,994       73,174,649        49,662,440
   Mortality and expense charges (note 2)                                (6,124,188)      (4,061,186)       (2,923,770)
   Administration charge-Tier I (note 2)                                 (2,597,055)      (3,655,067)       (2,631,393)
   Administration charge-Tier II (note 2)                                  (836,073)         --                --
   Administration charge-Tier III (note 2)                                 (432,408)         --                --
   Administration charge-Tier IV (note 2)                                  (589,120)         --                --
                                                                     --------------      -----------      ------------
      Net investment activity                                            86,087,150       65,458,396        44,107,277
                                                                     --------------      -----------      ------------

   Proceeds from mutual fund shares sold                                129,158,279       94,814,984       109,813,731
   Cost of mutual fund shares sold                                     (119,175,064)     (90,332,356)     (103,752,916)
                                                                     --------------      -----------      ------------
      Realized gain (loss) on investments                                 9,983,215        4,482,628         6,060,815
   Change in unrealized gain (loss) on investments                       79,007,949      121,289,385       (63,425,619)
                                                                     --------------      -----------      ------------
      Net gain (loss) on investments                                     88,991,164      125,772,013       (57,364,804)
                                                                     --------------      -----------      ------------
         Net increase (decrease) in contract owners'
            equity resulting from operations                            175,078,314      191,230,409       (13,257,527)
                                                                     --------------      -----------      ------------

EQUITY TRANSACTIONS:
   Purchase payments received from contract owners                      318,492,785      211,743,850       172,770,344
   Redemptions                                                          (71,502,064)     (59,225,086)      (50,702,236)
   Contingent deferred sales charges (note 2)                                   (62)         --                --
   Adjustments to maintain reserves                                        (127,448)         130,249            (9,107)
                                                                     --------------      -----------      ------------
         Net equity transactions                                        246,863,211      152,649,013       122,059,001
                                                                     --------------      -----------      ------------

Net change in contract owners' equity                                   421,941,525      343,879,422       108,801,474
Contract owners' equity beginning of period                             984,592,120      640,712,698       531,911,224
                                                                     --------------      -----------      ------------
Contract owners' equity end of period                                $1,406,533,645      984,592,120       640,712,698
                                                                     ==============      ===========      ============



See accompanying notes to financial statements.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                            NACo VARIABLE ACCOUNT

                         NOTES TO FINANCIAL STATEMENTS

                        December 31, 1996, 1995 and 1994

(1) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

   (a) Organization and Nature of Operations

      NACo Variable Account (NACoVA) was established pursuant to a resolution of the Board of Directors of Nationwide Life Insurance Company (the Company) on September 7, 1988, and has been registered as a unit investment trust under the Investment Company Act of 1940. The NACoVA was introduced for exclusive use by Member Counties for deferred compensation Plans adopted under the National Association of Counties (NACo) Program.

      The Company offers group flexible fund retirement contracts through the NACoVA. The primary distribution for the contracts is through an affiliated sales organization.

   (b) The Contracts

      The Group Flexible Retirement Contracts (the Contract) are offered for purchase in connection with deferred compensation Plans adopted by Member Counties under the NACo Program. Participants in the contracts may invest in any of the following fund sub-accounts:

     American Century: Twentieth Century Growth Fund (ACTCGro)
      (formerly Twentieth Century Investors, Inc. - Growth Investors) American Century: Twentieth Century Ultra Fund (ACTCUltra)
      (formerly Twentieth Century Investors, Inc. - Ultra Investors)
     The Bond Fund of America(SM), Inc. (BdFdAm) (only available for certain contracts issued beginning January 1, 1994)
     The Dreyfus Third Century Fund, Inc. (Dry3dCen)
     The Evergreen Total Return Fund - Class Y (EvTotRet) (not available for contracts issued on or after October 1, 1993)
     Federated U.S. Government Securities Fund: 2-5 Years -
      Institutional Shares (FedUSGvt) (formerly Federated Intermediate Government Trust)
     Fidelity Capital & Income Fund (FidCapInc) (not available for contracts issued on or after January 1, 1987)
     Fidelity Contrafund (FidContr)
     Fidelity Equity-Income Fund (FidEqInc)
     Fidelity Magellan(R) Fund (FidMgln)
     Fidelity OTC Portfolio (FidOTC)
     Fidelity Puritan(R) Fund (FidPurtn)
     The Investment Company of America(R) (InvCoAm) (only available for certain contracts issued beginning July 1, 1994)
     MAS Funds - Fixed Income Portfolio (MASFIP)
     MFS(R) Growth Opportunities Fund - Class A (MFSGrOpp) (not available for contracts issued on or after October 1, 1993)
     MFS(R) High Income Fund - Class A (MFSHiInc)
     Massachusetts Investors Growth Stock Fund - Class A (MFSGrStk) Nationwide(R) Fund (NWFund) (managed for a fee by an affiliated investment advisor)
     Nationwide(R) Growth Fund (NWGroFd) (managed for a fee by an affiliated investment advisor) (not available for contracts issued on or after October 1, 1993)
    Nationwide(R) Money Market Fund (NWMyMkt) (managed for a fee by an affiliated investment advisor)
    Neuberger & Berman Guardian Fund (NBGuard)
    Putnam Investors Fund - Class A (PutInvFd)
    Putnam Voyager Fund - Class A (PutVoyFd)
    SEI Index Funds - S & P 500 Index Portfolio (SEI500Ix)
    Seligman Growth Fund, Inc. - Class A (SelGroFd)
    Short-Term Investments Trust -- Treasury Portfolio --
      Institutional Class (AIMTreas)
    T. Rowe Price International Funds, Inc. - International Stock
      Fund(R) (TRIntStk)
    Templeton Foreign Fund - Class I (TemForFd)

   All of the above funds were being utilized as of December 31, 1996.

     The contract owners' equity is affected by the investment results of each fund, equity transactions by contract owners and certain expenses (see note 2). The accompanying financial statements include only contract owners' purchase payments pertaining to the variable portions of their contracts and exclude any purchase payments for fixed dollar benefits, the latter being included in the accounts of the Company.

     (c) Security Valuation, Transactions and Related Investment Income

     The market value of the underlying mutual funds is based on the closing net asset value per share at December 31, 1996. The cost of investments sold is determined on the specific identification basis. Investment transactions are accounted for on the trade date (date the order to buy or sell is executed) and dividend income is recorded on the ex-dividend date.

     (d) Federal Income Taxes

     Operations of the NACoVA form a part of, and are taxed with, operations of the Company, which is taxed as a life insurance company under the Internal Revenue Code. The assets in this account are held pursuant to contracts with entities which are exempt from federal income tax. Because of this exemption, no taxes need be provided for investment income or realized and unrealized capital gains. Annuity payouts and withdrawal payments are taxable as wages when received by the participants.

     (e) Use of Estimates in the Preparation of Financial Statements

     The preparation of financial statements in conformity with generally accepted accounting principles may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities, if any, at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

     (f) Reclassifications

     Certain 1995 and 1994 amounts have been reclassified to conform with the current year presentation.

(2) EXPENSES

     No deduction for a sales charge is made from the purchase payments for these contracts. However, if an owner terminates the contract and directs the Company to withdraw all or part of the contract value held in the Account for less than sixteen (16) years, the Company will, with certain exceptions, assess a contingent deferred sales charge by deducting an amount from each participants account. This charge will be equal to not more than 4% in the first year, declining to 1% in the fifteenth year, of the lesser of all purchase payments made on behalf of a participant prior to the date of withdrawal, or the amount withdrawn. No sales charges are deducted on redemptions used to purchase units in the fixed investment options of the Company. Sales charges may be reduced or eliminated upon negotiated conversion of the contracts to other investment programs offered by the Company or its affiliates.

     The following charges are deducted by the Company: a mortality risk charge, an expense risk charge and an administration charge which are assessed through the daily unit value calculation. The morality risk charge and the expense risk charge are equal to an annual rate of 0.10% and 0.40% respectively; and the administration charge prior to May 1, 1996 was 0.45%. Beginning May 1, 1996, the administration charge is based upon the aggregate balance of assets held under the Contract by each Member County, as follows:

                Expense                                 Administration
                 Tier          Assets (Millions)            Charge
                   I               Up to $10                 .45%
                  II            Over $10 to $25              .40%
                  III           Over $25 to $50              .30%
                  IV               Over $50                  .20%

The administration charge is determined using the December 31 asset balance and is effective at the next expense tier on the following May 1.

     Contract owners may negotiate an exchange privilege with the Company. The exchange privilege provides for transfers of units among the various investment options for each participant's account. The number of transfers allowed, and any administrative charges associated therewith, are subject to negotiation between the contract owner and the Company.

(3) SCHEDULE I

     Schedule I presents the components of the change in the unit values, which are the basis for contract owners' equity. This schedule is presented in the following format:

         o   Beginning unit value - Jan. 1

         o   Reinvested capital gains and dividends

             (This amount reflects the increase in the unit value due to capital gains and dividend distributions from the underlying mutual funds.)

         o   Unrealized gain (loss)

             (This amount reflects the increase (decrease) in the unit value resulting from the market appreciation (depreciation) of the underlying mutual funds.)

         o   Contract charges

             (This amount reflects the decrease in the unit value due to the mortality risk charge, expense risk charge and administration charge discussed in note 2.)

         o   Ending unit value - Dec. 31

         o   Percentage increase (decrease) in unit value.


--------------------------------------------------------------------------------

                                                                   SCHEDULE I

                             NACo VARIABLE ACCOUNT
                                     TIER I

                       SCHEDULES OF CHANGES IN UNIT VALUE
                  YEARS ENDED DECEMBER 31, 1996, 1995 AND 1994

                                       ACTCGRO     ACTCULTRA       BDFDAM     DRY3DCEN     EVTOTRET     FEDUSGVT
----------------------------------------------------------------------------------------------------------------
1996

   Beginning unit value - Jan.        $4.005400     1.263551     2.039710     2.238323     1.741651     1.195751
   Reinvested capital gains
     and dividends                      .087806      .080915      .153233      .380918      .097028      .064355
   Unrealized gain (loss)               .510359      .093199     (.017387)     .160989      .126113     (.021930)
   Contract charges                    (.040763)    (.012819)    (.019817)    (.023792)    (.017290)    (.011425)
   Ending unit value - Dec. 31        $4.562802     1.424846     2.155739     2.756438     1.947502     1.226751
   Percentage increase (decrease)
     in unit value*(a)                       14%          13%           6%          23%          12%           3%
================================================================================================================

1995

   Beginning unit value - Jan. 1      $3.359891      .926489     1.741422     1.663803     1.419467     1.062969
   Reinvested capital gains
     and dividends                      .555289      .059786      .148075      .156545      .092352      .070177
   Unrealized gain (loss)               .127077      .287821      .168396      .436477      .244789      .073378
   Contract charges                    (.036857)    (.010545)    (.018183)    (.018502)    (.014957)    (.010773)
   Ending unit value - Dec. 31        $4.005400     1.263551     2.039710     2.238323     1.741651     1.195751
   Percentage increase (decrease)
     in unit value*(a)                       19%          36%          17%          35%          23%          12%
================================================================================================================

1994

   Beginning unit value - Jan. 1      $3.443124      .970411     1.850918      1.814915     1.531292     1.094086
   Reinvested capital gains
     and dividends                      .495592      .029006      .138760       .233019      .106153      .053776
   Unrealized gain (loss)              (.549338)    (.064074)    (.231366)     (.367765)    (.204194)    (.074693)
   Contract charges                    (.032487)    (.008854)    (.016890)     (.016366)    (.013784)    (.010200)
   Ending unit value - Dec. 31        $3.359891      .926489     1.741422      1.663803     1.419467     1.062969
   Percentage increase (decrease)
     in unit value*(a)                       (2)%         (5)%         (6)%          (8)%         (7)%         (3)%
=================================================================================================================

                                       FIDCAPINC       FIDCONTR          FIDEQINC        FIDMGIN        FIDOTC
-----------------------------------------------------------------------------------------------------------------
1996

   Beginning unit value - Jan. 1        3.712491       1.315600        4.471070          1.301185        1.371346
   Reinvested capital gains
     and dividends                       .331771        .135279         .342426           .212013         .204072
   Unrealized gain (loss)                .089597        .151718         .592510          (.060982)        .119575
   Contract charges                     (.037371)      (.013636)       (.046314)         (.012776)       (.014283)
   Ending unit value - Dec. 31          4.096488       1.588961        5.359692          1.439440        1.680710
   Percentage increase (decrease)
     in unit value*(a)                        10%            21%             20%               11%             23%
=================================================================================================================

1995

   Beginning unit value - Jan. 1         3.210584       .974545         3.424310          .960039        1.001544
   Reinvested capital gains
     and dividends                        .338236       .102679          .262606          .075533         .078671
   Unrealized gain (loss)                 .197671       .249364          .821416          .276728         .302706
   Contract charges                      (.034000)     (.010988)        (.037262)        (.011115)       (.011575)
   Ending unit value - Dec. 31           3.712491      1.315600         4.471070         1.301185        1.371346
   Percentage increase (decrease)
     in unit value*(a)                         16%           35%              31%              36%             37%
=================================================================================================================

1994

   Beginning unit value - Jan. 1         3.397953       .994981         3.448520          .987051       1.000000
   Reinvested capital gains
     and dividends                        .285090       .007092          .333965          .038465         .008959
   Unrealized gain (loss)                (.440620)     (.018188)        (.325363)        (.056248)       (.004289)
   Contract charges                      (.031839)     (.009340)        (.032812)        (.009229)       (.003126)
   Ending unit value - Dec. 31           3.210584       .974545         3.424310          .960039        1.001544
   Percentage increase (decrease)
     in unit value*(a)                         (6)%          (2)%             (1)%             (3)%             0%(b)
=================================================================================================================



*  An annualized rate of return cannot be determined as:

   (a) Contract charges do not include the annual contract maintenance charge discussed in note 2; and

   (b) This investment option was not being utilized for the entire year indicated.

                             NACo VARIABLE ACCOUNT
                                     TIER I

                     SCHEDULES OF CHANGES IN UNIT VALUE
                  YEARS ENDED DECEMBER 31, 1996, 1995 AND 1994

                                      FIDPURTN       INVCOAM        MASFIP      MFSGROPP     MFSHIINC
-----------------------------------------------------------------------------------------------------
1996

   Beginning unit value - Jan. 1    $1.154955      1.498194      1.156444      6.114190     4.949752
   Reinvested capital gains
     and dividends                    .149398       .106623       .087565       .796398      .454249
   Unrealized gain (loss)             .024641       .181689      (.003056)      .534047      .164181
   Contract charges                  (.011650)     (.015409)     (.011193)     (.064403)    (.050022)
   Ending unit value - Dec. 31      $1.317344      1.771097      1.229760      7.380232     5.518160
   Percentage increase (decrease)
     in unit value*(a)                     14%           18%            6%           21%          11%
=====================================================================================================

1995

   Beginning unit value - Jan. 1    $ .959935      1.157835       .980782      4.589533     4.265493
   Reinvested capital gains
     and dividends                    .060993       .093079       .073523       .768242      .403605
   Unrealized gain (loss)             .144010       .259870       .112302       .807886      .325361
   Contract charges                  (.009983)     (.012590)     (.010163)     (.051471)    (.044707)
   Ending unit value - Dec. 31      $1.154955      1.498194      1.156444      6.114190     4.949752
   Percentage increase (decrease)
     in unit value*(a)                     20%           29%           18%           33%          16%
=====================================================================================================

1994

   Beginning unit value - Jan. 1    $1.000000      1.167040      1.000000      4.834037     4.422523
   Reinvested capital gains
     and dividends                    .059967       .067770       .029902       .376509      .374437
   Unrealized gain (loss)            (.096987)     (.065957)     (.046046)     (.576664)    (.490350)
   Contract charges                  (.003045)     (.011018)     (.003074)     (.044349)    (.041117)
   Ending unit value - Dec. 31      $ .959935      1.157835       .980782      4.589533     4.265493
   Percentage increase (decrease)
     in unit value*(a)                 (4)%(b)          (1)%       (2)%(b)          (5)%         (4)%
=====================================================================================================


                                        MFSGRSTK        NWFUND       NWGROFD       NWMYMKT
------------------------------------------------------------------------------------------
1996

   Beginning unit value - Jan. 1       8.942612     12.191058      2.667201      2.774433
   Reinvested capital gains
     and dividends                     2.580988      1.119203       .234869       .137555
   Unrealized gain (loss)              (.547864)     1.782082       .208017       .000000
   Contract charges                    (.094914)     (.127964)     (.027079)     (.027140)
   Ending unit value - Dec. 31        10.880822     14.964379      3.083008      2.884848
   Percentage increase (decrease)
     in unit value*(a)                       22%           23%           16%            4%
==========================================================================================

1995

   Beginning unit value - Jan. 1       7.034148      9.468045      2.092009      2.654661
   Reinvested capital gains
     and dividends                     1.177905       .820350       .282003       .145674
   Unrealized gain (loss)               .807395      2.003431       .316217       .000000
   Contract charges                    (.076836)     (.100768)     (.023028)     (.025902)
   Ending unit value - Dec. 31         8.942612     12.191058      2.667201      2.774433
   Percentage increase (decrease)
     in unit value*(a)                       27%           29%           27%            5%
==========================================================================================

1994

   Beginning unit value - Jan. 1       7.613442      9.502760      2.081399      2.583387
   Reinvested capital gains
     and dividends                      .717173       .927943       .079372       .096188
   Unrealized gain (loss)             (1.229319)     (.873192)     (.049054)      .000000
   Contract charges                    (.067148)     (.089466)     (.019708)     (.024914)
   Ending unit value - Dec. 31         7.034148      9.468045      2.092009      2.654661
   Percentage increase (decrease)
     in unit value*(a)                      (8)%            0%            1%            3%
==========================================================================================

*  An annualized rate of return cannot be determined as:

   (a) Contract charges do not include the annual contract maintenance charge discussed in note 2; and

   (b) This investment option was not being utilized for the entire year indicated.

                             NACo VARIABLE ACCOUNT
                                     TIER I

                       SCHEDULES OF CHANGES IN UNIT VALUE
                  YEARS ENDED DECEMBER 31, 1996, 1995 AND 1994

                                        NBGUARD         PUTINVFD        PUTVOYFD        SEI500IX
------------------------------------------------------------------------------------------------
1996

   Beginning unit value - Jan. 1       $1.250781       11.305164        2.752130        1.000000
   Reinvested capital gains
     and dividends                       .081755        1.592658         .194543         .026831
   Unrealized gain (loss)                .140476         .815178         .156646         .119166
   Contract charges                     (.012602)       (.118499)       (.028440)       (.006666)
   Ending unit value - Dec. 31         $1.460410       13.594501        3.074879        1.139331
   Percentage increase (decrease)
     in unit value*(a)                        17%             20%             12%          14%(b)
================================================================================================


1995

   Beginning unit value - Jan. 1        $ .955773       8.297318        1.982311              **
   Reinvested capital gains
     and dividends                        .054385       1.391197         .146629
   Unrealized gain (loss)                 .251433       1.710170         .645332
   Contract charges                      (.010810)      (.093521)       (.022142)
   Ending unit value - Dec. 31          $1.250781      11.305164        2.752130
   Percentage increase (decrease)
     in unit value*(a)                         31%            36%             39%
================================================================================================

1994

   Beginning unit value - Jan. 1        $1.000000       8.652501        1.992379             **
   Reinvested capital gains
     and dividends                        .019568        .771381         .083642
   Unrealized gain (loss)                (.060786)     (1.046752)       (.075428)
   Contract charges                      (.003009)      (.079812)       (.018282)
   Ending unit value - Dec. 31          $ .955773       8.297318        1.982311
   Percentage increase (decrease)
     in unit value*(a)                         (4)%(b)        (4)%            (1)%
================================================================================================



                                                 SELGROFD        AIMTREAS        TRINTSTK        TEMFORFD
---------------------------------------------------------------------------------------------------------
1996

   Beginning unit value - Jan. 1                  8.934609        1.119630        1.025854        1.040054
   Reinvested capital gains
     and dividends                                 .806272         .060169         .031576         .050902
   Unrealized gain (loss)                         1.073420         .000000         .131644         .135281
   Contract charges                               (.093989)       (.010890)       (.010515)       (.010657)
   Ending unit value - Dec. 31                   10.720312        1.168909        1.178559        1.215580
   Percentage increase (decrease)
     in unit value*(a)                                  20%              4%             15%            17%
==========================================================================================================

1995

   Beginning unit value - Jan. 1                  7.020585        1.066889         .929695         .944596
   Reinvested capital gains
     and dividends                                 .931537         .063099         .030917         .065652
   Unrealized gain (loss)                         1.057625         .000000         .074337         .039222
   Contract charges                               (.075138)       (.010358)       (.009095)       (.009416)
   Ending unit value - Dec. 31                    8.934609        1.119630        1.025854        1.040054
   Percentage increase (decrease)
     in unit value*(a)                                  27%              5%             10%            10%
==========================================================================================================

1994

   Beginning unit value - Jan. 1                  7.370495        1.034183        1.000000        1.000000
   Reinvested capital gains
     and dividends                                 .708203         .042627         .057013         .067522
   Unrealized gain (loss)                         (.990524)        .000000        (.124310)       (.119861)
   Contract charges                               (.067589)       (.009921)       (.003008)       (.003065)
   Ending unit value - Dec. 31                    7.020585        1.066889         .929695         .944596
   Percentage increase (decrease)
     in unit value*(a)                                 (5)%              3%         (7)%(b)        (6)%(b)
==========================================================================================================

------------
*  An annualized rate of return cannot be determined as:

   (a) Contract charges do not include the annual contract maintenance charge discussed in note 2; and

   (b) This investment option was not being utilized for the entire year indicated.

 **  This investment option was not being utilized or was not available.

                             NACo VARIABLE ACCOUNT
                                    TIER II

                       SCHEDULES OF CHANGES IN UNIT VALUE
                          YEAR ENDED DECEMBER 31, 1996

                                       ACTCGRO     ACTCULTRA        BDFDAM      DRY3DCEN     EVTOTRET
-----------------------------------------------------------------------------------------------------
1996**

   Beginning unit value - Jan. 1    $4.005400      1.263551      2.039710      2.238323     1.741651
   Reinvested capital gains
     and dividends                    .087834       .080940       .153274       .381035      .097041
   Unrealized gain (loss)             .510412       .093189      (.017408)      .160941      .126149
   Contract charges                  (.039315)     (.012357)     (.019094)     (.022939)    (.016687)
   Ending unit value - Dec. 31      $4.564331      1.425323      2.156482      2.757360     1.948154
   Percentage increase (decrease)
     in unit value*                        14%           13%            6%           23%          12%
=====================================================================================================


                                       FIDMGIN        FIDOTC      FIDPURTN       INVCOAM       MASFIP
-----------------------------------------------------------------------------------------------------
1996**

   Beginning unit value - Jan. 1    $1.301185      1.371346      1.154955      1.498194     1.156444
   Reinvested capital gains
     and dividends                    .212017       .204118       .149424       .106652      .087582
   Unrealized gain (loss)            (.060958)      .119571       .024643       .181690     (.003070)
   Contract charges                  (.012322)     (.013763)     (.011237)     (.014846)    (.010784)
   Ending unit value - Dec. 31      $1.439922      1.681272      1.317785      1.771690     1.230172
   Percentage increase (decrease)
     in unit value*                        11%           23%           14%           18%           6%
=====================================================================================================


                                       NWGROFD       NWMYMKT       NBGUARD      PUTINVFD     PUTVOYFD
-----------------------------------------------------------------------------------------------------
1996**

   Beginning unit value - Jan. 1    $2.667201      2.774433      1.250781     11.305164     2.752130
   Reinvested capital gains
     and dividends                    .234942       .137569       .081779      1.593150      .194604
   Unrealized gain (loss)             .208009       .000000       .140490       .814965      .156592
   Contract charges                  (.026112)     (.026179)     (.012151)     (.114228)    (.027417)
   Ending unit value - Dec. 31      $3.084040      2.885823      1.460899     13.599051     3.075909
   Percentage increase (decrease)
     in unit value*                        16%            4%           17%           20%          12%
=====================================================================================================


                                            FEDUSGVT     FIDCAPINC      FIDCONTR      FIDEQINC
----------------------------------------------------------------------------------------------
1996**

   Beginning unit value - Jan. 1            1.195751      3.712491      1.315600      4.471070
   Reinvested capital gains
     and dividends                           .064282       .331792       .135300       .342492
   Unrealized gain (loss)                   (.021804)      .089634       .151738       .592577
   Contract charges                         (.011063)     (.036045)     (.013145)     (.044654)
   Ending unit value - Dec. 31              1.227166      4.097872      1.589493      5.361485
   Percentage increase (decrease)
     in unit value*                                3%           10%           21%           20%
===============================================================================================


                                             MFSGROPP      MFSHILNC      MFSGRSTK        NWFUND
-----------------------------------------------------------------------------------------------
1996**

   Beginning unit value - Jan. 1            6.114190      4.949752      8.942612     12.191058
   Reinvested capital gains
     and dividends                           .796653       .454286      2.581814      1.119531
   Unrealized gain (loss)                    .533950       .164222      (.548474)     1.782165
   Contract charges                         (.062088)     (.048235)     (.091486)     (.123368)
   Ending unit value - Dec. 31              7.382705      5.520025     10.884466     14.969386
   Percentage increase (decrease)
     in unit value*                               21%           12%           22%           23%
===============================================================================================



                                             SEI500IX      SELGROFD      AIMTREAS      TRINTSTK       TEMFORFD
--------------------------------------------------------------------------------------------------------------
1996**

   Beginning unit value - Jan. 1            1.000000      8.934609      1.119630      1.025854       1.040054
   Reinvested capital gains
     and dividends                           .026838       .806490       .060222       .031586        .050915
   Unrealized gain (loss)                    .119195      1.073413       .000000       .131635        .135292
   Contract charges                         (.006322)     (.090611)     (.010548)     (.010122)      (.010274)
   Ending unit value - Dec. 31              1.139711     10.723901      1.169304      1.178953       1.215987
   Percentage increase (decrease)
     in unit value*                               14%           20%            4%           15%            17%
==============================================================================================================

------------
 * An annualized rate of return cannot be determined as contract charges do not include the annual contract maintenance charge discussed in note 2.

 **  See Note 2.

                             NACo VARIABLE ACCOUNT
                                    TIER III

                       SCHEDULES OF CHANGES IN UNIT VALUE
                          YEAR ENDED DECEMBER 31, 1996

                                       ACTCGRO     ACTCULTRA        BDFDAM      DRY3DCEN     EVTOTRET
-----------------------------------------------------------------------------------------------------
1996**

   Beginning unit value - Jan. 1    $4.005400      1.263551      2.039710      2.238323     1.741651
   Reinvested capital gains
     and dividends                    .087890       .080992       .153287       .381270      .097072
   Unrealized gain (loss)             .510493       .093175      (.017364)      .160833      .126189
   Contract charges                  (.036395)     (.011440)     (.017665)     (.021219)    (.015454)
   Ending unit value - Dec. 31      $4.567388      1.426278      2.157968      2.759207     1.949458
   Percentage increase (decrease)
     in unit value*                        14%           13%            6%           23%          12%
=====================================================================================================


                                       FIDMGIN        FIDOTC      FIDPURTN       INVCOAM       MASFIP
----------------------------------------------------------------------------------------------------
1996**

   Beginning unit value - Jan. 1    $1.301185      1.371346      1.154955      1.498194     1.156444
   Reinvested capital gains
     and dividends                    .212025       .204210       .149474       .106708      .087615
   Unrealized gain (loss)            (.060908)      .119575       .024644       .181715     (.003065)
   Contract charges                  (.011416)     (.012733)     (.010406)     (.013741)    (.009999)
   Ending unit value - Dec. 31      $1.440886      1.682398      1.318667      1.772876     1.230995
   Percentage increase (decrease)
     in unit value*                        11%           23%           14%           18%           6%
=====================================================================================================


                                       NWGROFD       NWMYMKT       NBGUARD      PUTINVFD     PUTVOYFD
-----------------------------------------------------------------------------------------------------
1996**

   Beginning unit value - Jan. 1    $2.667201      2.774433      1.250781     11.305164     2.752130
   Reinvested capital gains
     and dividends                    .235085       .137590       .081828      1.594134      .194729
   Unrealized gain (loss)             .207994       .000000       .140516       .814558      .156502
   Contract charges                  (.024175)     (.024251)     (.011248)     (.105700)    (.025391)
   Ending unit value - Dec. 31      $3.086105      2.887772      1.461877     13.608156     3.077970
   Percentage increase (decrease)
     in unit value*                        16%            4%           17%           20%          12%
=====================================================================================================


                                     FEDUSGVT     FIDCAPINC      FIDCONTR      FIDEQINC
---------------------------------------------------------------------------------------
1996**

   Beginning unit value - Jan. 1      1.195751      3.712491      1.315600      4.471070
   Reinvested capital gains
     and dividends                     .064289       .331849       .135343       .342626
   Unrealized gain (loss)             (.021782)      .089680       .151789       .592722
   Contract charges                   (.010263)     (.033380)     (.012175)     (.041344)
   Ending unit value - Dec. 31        1.227995      4.100640      1.590557      5.365074
   Percentage increase (decrease)
     in unit value*                          3%           10%           21%           20%
=========================================================================================


                                       MFSGROPP      MFSHIINC      MFSGRSTK        NWFUND
-----------------------------------------------------------------------------------------
1996**

   Beginning unit value - Jan. 1      6.114190      4.949752      8.942612     12.191058
   Reinvested capital gains
     and dividends                     .797163       .454402      2.583466      1.120188
   Unrealized gain (loss)              .533743       .164251      (.549708)     1.782324
   Contract charges                   (.057445)     (.044652)     (.084612)     (.114166)
   Ending unit value - Dec. 31        7.387651      5.523753     10.891758     14.979404
   Percentage increase (decrease)
     in unit value*                         21%           12%           22%           23%
=========================================================================================


                                       SEI500IX      SELGROFD      AIMTREAS      TRINTSTK     TEMFORFD
------------------------------------------------------------------------------------------------------
1996**

   Beginning unit value - Jan. 1      1.000000      8.934609      1.119630      1.025854     1.040054
   Reinvested capital gains
     and dividends                     .026850       .806926       .060222       .031607      .050940
   Unrealized gain (loss)              .119236      1.073386       .000000       .131656      .135312
   Contract charges                   (.005615)     (.083839)     (.009759)     (.009375)    (.009506)
   Ending unit value - Dec. 31        1.140471     10.731082      1.170093      1.179742     1.216800
   Percentage increase (decrease)
     in unit value*                         14%           20%            5%           15%         17%
=====================================================================================================

-----------

 * An annualized rate of return cannot be determined as contract charges do not include the annual contract maintenance charge discussed in note 2.

 **  See Note 2.

                             NACo VARIABLE ACCOUNT
                                    TIER IV

                       SCHEDULES OF CHANGES IN UNIT VALUE
                          YEAR ENDED DECEMBER 31, 1996

                                    ACTCGRO     ACTCULTRA        BDFDAM      DRY3DCEN     EVTOTRET
---------------------------------------------------------------------------------------------------
1996**

   Beginning unit value - Jan. 1    $4.005400       1.263551     2.039710      2.238323     1.741651
   Reinvested capital gains
     and dividends                    .087945       .081043       .153338       .381504      .097103
   Unrealized gain (loss)             .510579       .093156      (.017364)      .160732      .126228
   Contract charges                  (.033476)     (.010516)     (.016230)     (.019505)    (.014219)
   Ending unit value - Dec. 31      $4.570448      1.427234      2.159454      2.761054     1.950763
   Percentage increase (decrease)
     in unit value*                        14%           13%            6%           23%          12%
=====================================================================================================


                                       FIDMGIN        FIDOTC      FIDPURTN       INVCOAM       MASFIP
-----------------------------------------------------------------------------------------------------
1996**

   Beginning unit value - Jan. 1    $1.301185      1.371346      1.154955      1.498194     1.156444
   Reinvested capital gains
     and dividends                    .212032       .204302       .149526       .106765      .087649
   Unrealized gain (loss)            (.060864)      .119570       .024632       .181750     (.003055)
   Contract charges                  (.010503)     (.011693)     (.009563)     (.012646)    (.009219)
   Ending unit value - Dec. 31      $1.441850      1.683525      1.319550      1.774063     1.231819
   Percentage increase (decrease)
     in unit value*                        11%           23%           14%           18%           7%
=====================================================================================================


                                       NWGROFD        NWMYMKL     MBGUARD        PUTINVFD    PULVOYFD
------------------------------------------------------------------------------------------------------
1996**

   Beginning unit value - Jan. 1    $2.667201      2.774433      1.250781      11.305164    2.752190
   Reinvested capital gains
     and dividends                    .235228       .137615       .081878       1.595118     .194853
   Unrealized gain (loss)             .207994       .000000       .140555        .814144     .156384
   Contract charges                  (.022252)     (.022328)     (.010358)      (.097159)   (.023334)
   Ending unit value - Dec. 31      $3.088171      2.889720      1.462856      13.617267    3.080033
   Percentage increase (decrease)          16%            4%           17%            20%         12%
     in unit value*
=====================================================================================================


                                     FEDUSGVT     FIDCAPINC      FIDCONTR      FIDEQINC
---------------------------------------------------------------------------------------
1996**

   Beginning unit value - Jan. 1       1.195751      3.712491      1.315600      4.471070
   Reinvested capital gains
     and dividends                      .064301       .331908       .135385       .342759
   Unrealized gain (loss)              (.021787)      .089714       .151823       .592856
   Contract charges                    (.009442)     (.030706)     (.011187)     (.038020)
   Ending unit value - Dec. 31          1.228823      4.103407      1.591621      5.368665
   Percentage increase (decrease)
     in unit value*                           3%           11%           21%           20%
==========================================================================================


                                        MFSGROPP      MFSHIINC      MFSGRSTK        NWFUND
------------------------------------------------------------------------------------------
1996**

   Beginning unit value - Jan. 1       6.114190      4.949752      8.942612     12.191058
   Reinvested capital gains
     and dividends                      .797673       .454488      2.585118      1.120845
   Unrealized gain (loss)               .533536       .164320      (.550938)     1.782490
   Contract charges                    (.052798)     (.041081)     (.077737)     (.104964)
   Ending unit value - Dec. 31         7.392601      5.527479     10.899055     14.989429
   Percentage increase (decrease)
     in unit value*                          21%           12%           22%           23%
==========================================================================================


                                       SEI500IX       SELGROFD    AIMTREAS       TRINTSIK      TEMFORFD
--------------------------------------------------------------------------------------------------------
1996**

   Beginning unit value - Jan. 1       1.000000      8.934609      1.119630      1.025854      1.040054
   Reinvested capital gains
     and dividends                      .026663       .807363       .060226       .031627       .050965
   Unrealized gain (loss)               .119289      1.073355       .000000       .131676       .135346
   Contract charges                    (.004921)     (.077060)     (.008973)     (.008625)     (.008750)
   Ending unit value - Dec. 31         1.141231     10.738267      1.170883      1.180532      1.217615
   Percentage increase (decrease)
     in unit value*                          14%           20%            5%           15%           17%
========================================================================================================

---------
 * An annualized rate of return cannot be determined as contract charges do not include the annual contract maintenance charge discussed in note 2.

 **  See Note 2.

See Note 3.

                          Independent Auditors' Report

The Board of Directors of Nationwide Life Insurance Company and
  Contract Owners of NACo Variable Account:

     We have audited the accompanying statement of assets, liabilities and contract owners' equity of NACo Variable Account as of December 31, 1996, and the related statements of operations and changes in contract owners' equity and schedules of changes in unit value for each of the years in the three year period then ended. These financial statements and schedules of changes in unit value are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements and schedules of changes in unit value based on our audits.

     We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and schedules of changes in unit value are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures include confirmation of securities owned as of December 31, 1996, by correspondence with the transfer agents of the underlying mutual funds. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

     In our opinion, the financial statements and schedules of changes in unit value referred to above present fairly, in all material respects, the financial position of NACo Variable Account as of December 31, 1996, and the results of its operations and its changes in contract owners' equity and the schedules of changes in unit value for each of the years in the three year period then ended in conformity with generally accepted accounting principles.

                                                          KPMG Peat Marwick LLP

Columbus, Ohio
February 7, 1997

--------------------------------------------------------------------------------

NATIONWIDE LIFE INSURANCE COMPANY
HOME OFFICE: ONE NATIONWIDE PLAZA o COLUMBUS, OHIO 43215-2220


                                   Bulk Rate
                                  U.S. Postage
                                      PAID
                                 Columbus, Ohio
                                 Permit No. 521


Nationwide(R) is a registered federal service mark of Nationwide Mutual Insurance Company